UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07239

Name of Registrant:	Vanguard Horizon Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2004

Item 1:	Schedule of Investments

December 31, 2004

		Market
		Value
Vanguard Strategic Equity Fund - Schedule of Investments	Shares	(000)

COMMON STOCKS (99.5%)

Auto & Transportation (2.6%)
J.B. Hunt Transport Services, Inc.	565,200	$ 25,349
Overseas Shipholding Group Inc.	371,600	20,512
Overnite Corp.	238,000	8,863
American Axle & Manufacturing Holdings, Inc.	269,247	8,255
* Tenneco Automotive, Inc.	477,300	8,229
* Laidlaw International Inc.	249,231	5,334
* ExpressJet Holdings, Inc.	397,000	5,113
* TRW Automotive Holdings Corp.	215,800	4,467
Winnebago Industries, Inc.	80,800	3,156
* Wabash National Corp.	116,700	3,143
* Mesa Air Group Inc.	381,344	3,028
Arkansas Best Corp.	35,401	1,589
Modine Manufacturing Co.	26,100	881
Dana Corp.	38,354	665

		98,584

Consumer Discretionary (18.5%)
* MGM Mirage, Inc.	495,000	36,006
J.C. Penney Co., Inc. (Holding Co.)	820,300	33,960
RadioShack Corp.	1,023,900	33,666
Knight Ridder	466,200	31,207
* Getty Images, Inc.	418,100	28,786
* Timberland Co.	441,100	27,644
Starwood Hotels & Resorts Worldwide, Inc.	440,400	25,719
* Advance Auto Parts, Inc.	544,452	23,782
Harrah's Entertainment, Inc.	336,834	22,531
* Barnes & Noble, Inc.	668,400	21,569
American Greetings Corp. Class A	776,700	19,689
* Education Management Corp.	552,477	18,237
The Neiman Marcus Group, Inc. Class A	213,900	15,302
* Activision, Inc.	705,987	14,247
Adesa, Inc.	621,300	13,184
Hilton Hotels Corp.	540,600	12,293
VF Corp.	217,900	12,067
* Global Imaging Systems, Inc.	305,291	12,059
American Eagle Outfitters, Inc.	255,800	12,048
* Career Education Corp.	298,200	11,928
Meredith Corp.	189,600	10,276
Darden Restaurants Inc.	369,100	10,239
Polo Ralph Lauren Corp.	234,400	9,985
Borders Group, Inc.	379,500	9,639
Finish Line, Inc.	480,108	8,786
* Lamar Advertising Co. Class A	201,179	8,606
* Ask Jeeves, Inc.	294,332	7,873
* United Stationers, Inc.	169,300	7,822
* Earthlink, Inc.	654,069	7,535
* Liberty Media International Inc. Class A	156,611	7,240
* Rent-A-Center, Inc.	272,650	7,225
* Korn/Ferry International	344,400	7,146
Republic Services, Inc. Class A	202,100	6,778
* Men's Wearhouse, Inc.	210,200	6,718
* Central Garden and Pet Co.	157,200	6,562
* GameStop Corp.	292,700	6,545
Hollinger International, Inc.	416,400	6,529
* Heidrick & Struggles International, Inc.	189,900	6,508
* Jack in the Box Inc.	173,100	6,382
* GameStop Corp. Class B	283,987	6,364
* Service Corp. International	840,600	6,262
* JAKKS Pacific, Inc.	278,100	6,149
* InfoSpace, Inc.	128,800	6,124
The McClatchy Co. Class A	84,200	6,046
Belo Corp. Class A	224,500	5,891
Hearst-Argyle Television Inc.	213,000	5,619
* Caesars Entertainment, Inc.	278,800	5,615
* Charming Shoppes, Inc.	538,602	5,047
The Brink's Co.	111,817	4,419
* Tommy Hilfiger Corp.	389,600	4,395
Manpower Inc.	90,799	4,386
Brown Shoe Co., Inc.	137,600	4,105
* Wesco International, Inc.	130,900	3,880
* MPS Group, Inc.	291,000	3,568
* United Online, Inc.	303,921	3,504
Mandalay Resort Group	47,100	3,317
* Zale Corp.	107,600	3,214
Wolverine World Wide, Inc.	97,600	3,067
* Guess?, Inc.	227,100	2,850
Regal Entertainment Group Class A	129,400	2,685
* Pacific Sunwear of California, Inc.	118,625	2,641
Dex Media, Inc.	90,200	2,251
* Teletech Holdings Inc.	228,300	2,212
The Toro Co.	26,300	2,140
* Genesco, Inc.	66,100	2,058
Speedway Motorsports, Inc.	51,200	2,006
ServiceMaster Co.	96,500	1,331
* Skechers U.S.A., Inc.	91,300	1,183
Cato Corp. Class A	38,900	1,121
* Stewart Enterprises, Inc. Class A	157,600	1,102
* Ryan's Restaurant Group, Inc.	63,700	982
* Volt Information Sciences Inc.	26,800	788
* BJ's Wholesale Club, Inc.	26,700	778
* Tech Data Corp.	11,200	509
The Neiman Marcus Group, Inc. Class B	7,600	508
* Vertrue Inc.	13,300	502
Pre-Paid Legal Services, Inc.	13,300	499
* Pegasus Solutions Inc.	27,900	352
Liberty Corp.	5,900	259
Burlington Coat Factory Warehouse Corp.	10,100	229

		694,276

Consumer Staples (2.1%)
Tyson Foods, Inc.	1,477,500	27,186
SuperValu Inc.	403,100	13,915
Sanderson Farms, Inc.	321,242	13,903
Carolina Group	167,000	4,835
The Pepsi Bottling Group, Inc.	178,400	4,824
Pilgrim's Pride Corp.	155,000	4,755
Ruddick Corp.	177,500	3,850
Vector Group Ltd.	155,400	2,584
PepsiAmericas, Inc.	86,627	1,840
Brown-Forman Corp. Class B	31,800	1,548
Schweitzer-Mauduit International, Inc.	27,300	927

		80,167

Financial Services (24.3%)
CIT Group Inc.	838,000	38,397
* Providian Financial Corp.	2,007,200	33,059
Hibernia Corp. Class A	1,039,100	30,664
SAFECO Corp.	566,714	29,605
Huntington Bancshares Inc.	1,123,801	27,848
* DST Systems, Inc.	528,900	27,566
Ryder System, Inc.	532,200	25,423
Fremont General Corp.	862,800	21,725
Bank of Hawaii Corp.	394,786	20,031
Doral Financial Corp.	383,500	18,887
First American Corp.	511,721	17,982
Astoria Financial Corp.	442,000	17,667
* E*TRADE Financial Corp.	1,163,700	17,397
Westcorp, Inc.	321,600	14,771
Avalonbay Communities, Inc. REIT	194,800	14,668
Kimco Realty Corp. REIT	223,700	12,972
Vornado Realty Trust REIT	169,800	12,927
W.R. Berkley Corp.	270,400	12,755
Boston Properties, Inc. REIT	197,200	12,753
Global Payments Inc.	215,300	12,604
Archstone-Smith Trust REIT	327,600	12,547
The PMI Group Inc.	295,700	12,345
CIGNA Corp.	148,200	12,089
* Accredited Home Lenders Holding Co.	242,925	12,069
First Horizon National Corp.	271,500	11,704
Deluxe Corp.	305,600	11,408
Zenith National Insurance Corp.	228,000	11,364
* United Rentals, Inc.	600,600	11,351
City National Corp.	158,200	11,177
AMB Property Corp. REIT	266,700	10,772
Plum Creek Timber Co. Inc. REIT	273,700	10,521
ProLogis REIT	241,700	10,473
Liberty Property Trust REIT	229,000	9,893
R & G Financial Corp. Class B	250,700	9,747
Public Storage, Inc. REIT	170,000	9,478
The Macerich Co. REIT	147,700	9,276
* Digital Insight Corp.	503,130	9,258
Developers Diversified Realty Corp. REIT	206,300	9,154
* Arch Capital Group Ltd.	225,385	8,722
Hudson United Bancorp	218,900	8,620
Hospitality Properties Trust REIT	184,200	8,473
Platinum Underwriters Holdings, Ltd.	270,700	8,419
LandAmerica Financial Group, Inc.	155,800	8,402
Host Marriott Corp. REIT	461,000	7,975
Catellus Development Corp. REIT	259,300	7,935
John H. Harland Co.	217,800	7,863
Associated Banc-Corp	234,298	7,781
Apartment Investment & Management Co. Class A REIT	193,800	7,469
* First Federal Financial Corp.	141,300	7,329
The Chicago Mercantile Exchange	31,900	7,296
Endurance Specialty Holdings Ltd.	212,680	7,274
* AmeriCredit Corp.	290,500	7,103
Camden Property Trust REIT	134,800	6,875
Health Care Properties Investors REIT	245,900	6,809
Mack-Cali Realty Corp. REIT	144,300	6,642
iStar Financial Inc. REIT	143,000	6,472
Impac Mortgage Holdings, Inc. REIT	280,300	6,354
Colonial BancGroup, Inc.	297,500	6,316
TCF Financial Corp.	192,200	6,177
New Plan Excel Realty Trust REIT	227,400	6,158
Sovereign Bancorp, Inc.	258,688	5,833
HRPT Properties Trust REIT	441,500	5,664
New Century REIT, Inc.	83,792	5,355
Nationwide Financial Services, Inc.	136,200	5,207
* Ohio Casualty Corp.	212,309	4,928
Stewart Information Services Corp.	117,800	4,906
Entertainment Properties Trust REIT	103,300	4,602
Alexandria Real Estate Equities, Inc. REIT	59,800	4,450
Ventas, Inc. REIT	161,900	4,438
Duke Realty Corp. REIT	125,700	4,291
Fidelity National Financial, Inc.	92,300	4,215
Cousins Properties, Inc. REIT	136,300	4,126
* Ocwen Financial Corp.	423,223	4,046
Home Properties, Inc. REIT	90,600	3,896
PFF Bancorp, Inc.	82,800	3,836
Thornburg Mortgage, Inc. REIT	132,100	3,826
Friedman, Billings, Ramsey Group, Inc. REIT	179,900	3,488
Flagstar Bancorp, Inc.	151,500	3,424
Trustmark Corp.	98,264	3,053
United Dominion Realty Trust REIT	122,700	3,043
Irwin Financial Corp.	106,000	3,009
RenaissanceRe Holdings Ltd.	53,000	2,760
Commerce Bancshares, Inc.	54,495	2,736
UICI	80,000	2,712
Saxon Inc. REIT	108,900	2,613
* Allmerica Financial Corp.	75,500	2,479
IPC Holdings Ltd.	56,873	2,475
F.N.B. Corp.	111,300	2,266
Novastar Financial, Inc. REIT	42,500	2,104
* Alleghany Corp.	6,880	1,963
McGrath RentCorp	43,986	1,918
First Republic Bank	34,500	1,829
AmerUs Group Co.	40,200	1,821
* Encore Capital Group, Inc.	76,100	1,810
* CompuCredit Corp.	65,870	1,801
Advanta Corp. Class B	71,961	1,747
United Fire & Casualty Co.	47,730	1,609
Jack Henry & Associates Inc.	80,400	1,601
American Capital Strategies, Ltd.	47,200	1,574
PXRE Group Ltd.	56,700	1,429
American Financial Group, Inc.	42,800	1,340
WFS Financial, Inc.	23,000	1,168
Columbia Banking System, Inc.	41,155	1,028
United Bankshares, Inc.	26,500	1,011
TrustCo Bank NY	65,296	900
* BOK Financial Corp.	16,800	819
Mercury General Corp.	10,300	617
Amcore Financial, Inc.	19,100	615
City Holding Co.	16,465	597
Glacier Bancorp, Inc.	15,000	511
First Financial Holdings, Inc.	15,500	507
West Coast Bancorp	15,800	401
WSFS Financial Corp.	6,109	369

		915,557

Health Care (9.9%)
* Coventry Health Care Inc.	655,124	34,774
* Lincare Holdings, Inc.	683,044	29,132
* Sierra Health Services, Inc.	502,600	27,698
* Dade Behring Holdings Inc.	434,000	24,304
* United Therapeutics Corp.	467,802	21,121
* Connetics Corp.	861,796	20,933
* Apria Healthcare Group Inc.	456,400	15,038
* IDEXX Laboratories Corp.	262,346	14,321
* MGI Pharma, Inc.	510,694	14,305
Manor Care, Inc.	361,500	12,808
* Eon Labs, Inc.	420,376	11,350
* Hospira, Inc.	337,600	11,310
* Respironics, Inc.	197,300	10,725
* Andrx Group	456,980	9,976
Universal Health Services Class B	200,400	8,918
* First Horizon Pharmaceutical Corp.	377,290	8,636
Bausch & Lomb, Inc.	126,600	8,161
* ImClone Systems, Inc.	174,600	8,046
* Affymetrix, Inc.	210,300	7,687
Medicis Pharmaceutical Corp.	216,700	7,608
* LifePoint Hospitals, Inc.	210,900	7,344
* Pediatrix Medical Group, Inc.	112,300	7,193
* Salix Pharmaceuticals, Ltd.	361,900	6,366
* Kos Pharmaceuticals, Inc.	165,600	6,233
* Impax Laboratories, Inc.	236,800	3,760
* Sybron Dental Specialties, Inc.	102,300	3,619
* Techne Corp.	89,496	3,481
* Gentiva Health Services, Inc.	199,000	3,327
* Cephalon, Inc.	62,900	3,200
* Neurocrine Biosciences, Inc.	58,300	2,874
* Humana Inc.	92,600	2,749
* Covance, Inc.	70,700	2,740
* Pharmion Corp.	46,800	1,975
* Kindred Healthcare, Inc.	53,100	1,590
* Onyx Pharmaceuticals, Inc.	48,200	1,561
Quest Diagnostics, Inc.	14,500	1,385
* Tanox, Inc.	66,300	1,008
Select Medical Corp.	54,300	956
* SciClone Pharmaceuticals, Inc.	251,092	929
* Alliance Imaging, Inc.	58,200	655
C.R. Bard, Inc.	6,000	384
Perrigo Co.	21,775	376
* Myriad Genetics, Inc.	8,000	180

		370,736

Integrated Oils (0.2%)
Amerada Hess Corp.	84,209	6,937

Other Energy (5.8%)
Sunoco, Inc.	395,700	32,333
Chesapeake Energy Corp.	1,415,800	23,361
Valero Energy Corp.	388,000	17,615
EOG Resources, Inc.	207,800	14,829
Pogo Producing Co.	288,200	13,975
* Newfield Exploration Co.	224,300	13,245
Holly Corp.	420,900	11,731
* Plains Exploration & Production Co.	439,661	11,431
* Swift Energy Co.	293,100	8,482
Premcor, Inc.	200,300	8,447
* Veritas DGC Inc.	358,800	8,041
XTO Energy, Inc.	218,996	7,748
Vintage Petroleum, Inc.	330,500	7,499
* Tesoro Petroleum Corp.	221,200	7,047
* Dynegy, Inc.	1,318,289	6,091
* Denbury Resources, Inc.	221,500	6,080
* Stone Energy Corp.	104,500	4,712
* NRG Engergy	118,100	4,258
St. Mary Land & Exploration Co.	67,400	2,813
* Grey Wolf, Inc.	416,405	2,194
* Houston Exploration Co.	22,400	1,261
* Magnum Hunter Resources Inc.	81,300	1,049
* Energy Partners, Ltd.	41,700	845
Frontier Oil Corp.	28,200	752
* The Meridian Resource Corp.	72,500	439

		216,278

Materials & Processing (8.7%)
Georgia Pacific Group	975,800	36,573
Phelps Dodge Corp.	321,000	31,753
Ball Corp.	652,400	28,693
Nucor Corp.	420,500	22,009
Eastman Chemical Co.	316,435	18,268
* USG Corp.	448,400	18,057
The Timken Co.	608,700	15,838
Schnitzer Steel Industries, Inc. Class A	458,351	15,552
* FMC Corp.	304,599	14,712
Eagle Materials, Inc.	168,284	14,531
* Maverick Tube Corp.	441,000	13,362
Corn Products International, Inc.	194,600	10,423
Temple-Inland Inc.	144,227	9,865
United States Steel Corp.	179,471	9,198
Reliance Steel & Aluminum Co.	225,000	8,766
* W.R. Grace & Co.	642,700	8,747
Steel Dynamics, Inc.	212,632	8,055
* NCI Building Systems, Inc.	179,600	6,735
Cleveland-Cliffs Inc.	54,400	5,650
The St. Joe Co.	73,100	4,693
Acuity Brands, Inc.	125,600	3,994
* AK Steel Corp.	251,200	3,635
* Griffon Corp.	106,800	2,884
* Terra Industries, Inc.	322,200	2,861
Brady Corp. Class A	30,900	1,933
* Jacuzzi Brands, Inc.	186,200	1,620
Pope & Talbot, Inc.	92,100	1,576
* Mobile Mini, Inc.	34,100	1,127
Eagle Materials, Inc. B Shares	11,042	931
Brookfield Homes Corp.	22,200	753
Compass Minerals International	24,500	594
Tredegar Corp.	23,700	479
Apogee Enterprises, Inc.	29,850	400
* Oregon Steel Mills, Inc.	15,200	308

		324,575

Producer Durables (6.5%)
D. R. Horton, Inc.	907,100	36,565
Parker Hannifin Corp.	392,394	29,720
Briggs & Stratton Corp.	384,400	15,983
Ryland Group, Inc.	277,000	15,939
* AGCO Corp.	701,400	15,354
Cummins Inc.	154,400	12,937
Tektronix, Inc.	400,968	12,113
* Terex Corp.	223,700	10,659
MDC Holdings, Inc.	117,700	10,174
MTS Systems Corp.	249,832	8,447
Applied Industrial Technology, Inc.	306,150	8,389
* Hovnanian Enterprises Inc. Class A	161,800	8,012
Novellus Systems, Inc.	273,600	7,631
Steelcase Inc.	511,900	7,085
* MKS Instruments, Inc.	355,796	6,600
* LAM Research Corp.	203,682	5,888
* Orbital Sciences Corp.	479,200	5,669
* Photronics Inc.	322,503	5,321
* Imagistics International Inc.	116,800	3,932
* Toll Brothers, Inc.	57,300	3,931
* Electro Scientific Industries, Inc.	155,937	3,081
The Manitowoc Co., Inc.	59,900	2,255
* Varian Semiconductor Equipment Associates, Inc.	54,200	1,997
* Littelfuse, Inc.	54,693	1,868
Crane Co.	60,200	1,736
United Industrial Corp.	28,400	1,100
* Mettler-Toledo International Inc.	14,700	754
* Axcelis Technologies, Inc.	70,400	572
Watts Water Technologies, Inc.	12,300	397
* Arris Group Inc.	17,753	125

		244,234

Technology (11.5%)
* Cree, Inc.	731,850	29,333
* Computer Sciences Corp.	494,600	27,881
National Semiconductor Corp.	1,468,000	26,351
PerkinElmer, Inc.	1,122,365	25,242
* Storage Technology Corp.	745,400	23,562
* RSA Security Inc.	1,066,965	21,403
* Solectron Corp.	3,349,241	17,851
Autodesk, Inc.	443,600	16,835
* Sanmina-SCI Corp.	1,703,514	14,429
* Digital River, Inc.	342,050	14,233
Scientific-Atlanta, Inc.	406,400	13,415
* UNOVA, Inc.	478,600	12,104
* NCR Corp.	173,200	11,991
* Avnet, Inc.	608,200	11,094
* PalmOne, Inc.	319,350	10,076
* Advanced Micro Devices, Inc.	450,000	9,909
* DSP Group Inc.	407,301	9,095
* Vishay Intertechnology, Inc.	571,300	8,581
* j2 Global Communications, Inc.	239,585	8,266
* Silicon Storage Technology, Inc.	1,333,152	7,932
* Ingram Micro, Inc. Class A	363,400	7,559
* SpectraSite, Inc.	122,300	7,081
* Ditech Communications Corp.	446,300	6,672
* Avocent Corp.	164,265	6,656
* Transaction Systems Architects, Inc.	302,691	6,008
* Freescale Semiconductor Inc.	314,800	5,610
* Benchmark Electronics, Inc.	156,450	5,335
* Komag, Inc.	282,700	5,309
* MICROS Systems, Inc.	66,900	5,222
Anixter International Inc.	107,900	3,883
* Freescale Semiconductor, Inc.	196,700	3,611
Harris Corp.	57,200	3,534
* Parametric Technology Corp.	573,700	3,379
* Coherent, Inc.	110,790	3,372
* Perot Systems Corp.	208,100	3,336
* Keane, Inc.	216,500	3,183
* Cirrus Logic, Inc.	563,072	3,103
* Digitas Inc.	302,202	2,886
* Skyworks Solutions, Inc.	234,100	2,208
* Avid Technology, Inc.	35,500	2,192
Bel Fuse, Inc. Class B	60,918	2,058
* InterVoice, Inc.	141,709	1,892
* Tyler Technologies, Inc.	181,700	1,519
* CommScope, Inc.	80,000	1,512
* Aspect Communications Corp.	133,400	1,486
* ESS Technology, Inc.	171,484	1,219
* Westell Technologies, Inc.	176,377	1,199
* DRS Technologies, Inc.	27,200	1,162
* Ciber, Inc.	113,100	1,090
* Gartner, Inc. Class A	84,200	1,049
* ViaSat, Inc.	43,100	1,046
BEI Technologies, Inc.	28,392	877
* MRO Software Inc.	65,500	853
* CSG Systems International, Inc.	41,100	769
* Epicor Software Corp.	54,400	767
* Blackboard Inc.	41,700	618
* TTM Technologies, Inc.	29,892	353
* Integrated Device Technology Inc.	25,455	294
QAD Inc.	27,200	243
* Keynote Systems Inc.	16,800	234

		429,962

Utilities (7.0%)
NiSource, Inc.	1,038,500	23,657
* AES Corp.	1,532,700	20,952
ONEOK, Inc.	671,500	19,084
Westar Energy, Inc.	749,800	17,148
* Western Wireless Corp. Class A	575,473	16,861
Energen Corp.	228,200	13,452
Alliant Energy Corp.	438,100	12,530
PPL Corp.	215,500	11,482
MCI Inc.	565,900	11,409
* Southwestern Energy Co.	219,800	11,142
Energy East Corp.	363,983	9,711
Xcel Energy, Inc.	481,200	8,758
CenturyTel, Inc.	242,300	8,594
* CMS Energy Corp.	768,700	8,033
* Sierra Pacific Resources	736,200	7,730
Sempra Energy	210,200	7,710
* PTEK Holdings, Inc.	503,200	5,389
PNM Resources Inc.	211,750	5,355
IDACORP, Inc.	155,800	4,763
* Commonwealth Telephone Enterprises, Inc.	90,100	4,474
UGI Corp. Holding Co.	97,800	4,001
Cleco Corp.	166,225	3,368
Puget Energy, Inc.	133,500	3,297
* Intrado Inc.	257,926	3,121
TECO Energy, Inc.	200,500	3,076
NSTAR	52,600	2,855
* Cincinnati Bell Inc.	681,600	2,829
Southwest Gas Corp.	90,700	2,304
Atmos Energy Corp.	74,200	2,029
* Mediacom Communications Corp.	255,719	1,598
* El Paso Electric Co.	83,100	1,574
WGL Holdings Inc.	49,100	1,514
Citizens Communications Co.	91,100	1,256
Pinnacle West Capital Corp.	8,600	382

		261,438

Other (2.4%)
Eaton Corp.	493,500	35,710
Textron, Inc.	479,700	35,402
Brunswick Corp.	253,700	12,558
Walter Industries, Inc.	141,247	4,764

		88,434

TOTAL COMMON STOCKS
(Cost $3,059,480)		3,731,178

TEMPORARY CASH INVESTMENTS (4.2%)

Money Market Fund (4.1%)
Vanguard Market Liquidity Fund, 2.26%**	153,661,568	153,662

	Face
	Amount
	(000)

U.S. Government Obligation (0.1%)
U.S. Treasury Bill
(1)1.72%, 1/27/2005	2,000	1,998

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $155,569)		$ 155,660

TOTAL INVESTMENTS (103.7%)
(Cost $3,215,139)		$ 3,886,838

OTHER ASSETS AND LIABILITIES-NET (-3.7%)		(140,479)

NET ASSETS (100%)		$ 3,746,359

*	Non-income-producing security.

**	Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

(1)	Security segregated as initial margin for open futures contracts.

REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in the Vanguard® Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2004, the cost of investment securities for tax purposes was $3,215,139,000. Net unrealized appreciation of investment securities for tax purposes was $671,699,000, consisting of unrealized gains of $715,828,000 on securities that had risen in value since their purchase and $44,129,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100% and 3.7%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At December 31, 2004, the aggregate settlement value of open futures contracts expiring in March 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
E-mini Russell 200 Index	213	$13,929	$67

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard Horizon Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard Horizon Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2005

Vanguard Horizon Funds

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.